Income Tax Matters	12 Months Ended
Dec. 31, 2012
Income Tax Matters [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31 are summarized as follows:

	2012	2011	2010
	(dollars in thousands)
Current tax expense (benefit):
Federal	$1,243	$(838)	$1,021
State	256	34	221

Total	1,499	(804)	1,242

Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)

Total	(1,134)	1,000	(1,091)

Net provision for income taxes	$365	$196	$151

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2012	2011	2010
	(dollars in thousands)

Tax computed at the statutory federal rate	$262	$373	$294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336	—	—
Other	(28)	(24)	22

Provision for income taxes	$365	$196	$151

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2012	2011	2010
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,514	$2,439	$3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4

Total deferred tax assets	4,240	3,298	3,969

Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses	—	(149)	(130)

Total deferred tax liabilities	(1,847)	(2,402)	(1,106)

Net recorded deferred tax asset	$2,393	$896	$2,863

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.